SIGNIFICANT ACCOUNTING POLICIES (Other Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Advertising expenses:
Advertising expenses	$ 16,233	$ 20,848	$ 28,047
Severance pay:
Severance pay expense	$ 2,189	$ 2,048	$ 1,813
Basic and diluted net income per share:
Anti-dilutive stock options excluded from the calculations of Diluted EPS	1,244,500	1,272,781	1,060,000